Commitments and Contingencies - Future Minimum rental commitments - (Details) $ in Thousands	Dec. 31, 2021 USD ($)
Commitments and Contingencies
2022	$ 1,116
2023	1,150
2024	981
Total future minimum lease payments	$ 3,247